PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2020	2019
Land and land improvements	$52,373	$54,958
Buildings	161,371	163,277
Furniture and fixtures	70,177	74,881
Leasehold improvements	29,525	31,728
Construction in progress	8,434	4,096
	321,880	328,940

Less: Accumulated depreciation and amortization	114,669	114,434
Total	$207,211	$214,506